Restructuring Charges (Rollforward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Restructuring reserves [Line Items]
Restructuring reserve, beginning balance	$ 35	$ 41
Restructuring charges	20	19	42
Payments to settle restructuring reserves	(30)	(25)		(56)
Restructuring reserve, ending balance	25	35	41	25
Operating Segments [Member] | Entertainment Segment [Member]
Restructuring reserves [Line Items]
Restructuring reserve, beginning balance	25	40
Restructuring charges	12	7
Payments to settle restructuring reserves	(23)	(22)
Restructuring reserve, ending balance	14	25		14
Operating Segments [Member] | Cable Networks Segment [Member]
Restructuring reserves [Line Items]
Restructuring reserve, beginning balance	0
Restructuring charges	1
Payments to settle restructuring reserves	0
Restructuring reserve, ending balance	1			1
Operating Segments [Member] | Publishing Segment [Member]
Restructuring reserves [Line Items]
Restructuring reserve, beginning balance	2	1
Restructuring charges	1	3
Payments to settle restructuring reserves	(2)	(2)
Restructuring reserve, ending balance	1	2		1
Operating Segments [Member] | Local Broadcasting Segment [Member]
Restructuring reserves [Line Items]
Restructuring reserve, beginning balance	7	0
Restructuring charges	5	8
Payments to settle restructuring reserves	(4)	(1)
Restructuring reserve, ending balance	8	7		8
Corporate [Member]
Restructuring reserves [Line Items]
Restructuring reserve, beginning balance	1	0
Restructuring charges	1	1
Payments to settle restructuring reserves	(1)	0
Restructuring reserve, ending balance	$ 1	$ 1		$ 1